ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2025

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and

Policy Owners of ZALICO Variable Separate Account of Zurich

 American Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and policy owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Separate Account of Zurich American Life Insurance Company (the Separate Account), as of December 31, 2025, the related statement of operations and the statements of changes in policy owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its policy owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s Auditor since 2021.

April 23, 2026

A member firm of Ernst & Young Global Limited	1

Appendix

Subaccounts comprising ZALICO Variable Separate Account of Zurich American Life Insurance Company

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Alger Balanced-Class I-2

Alger Capital Appreciation-Class I-2

Alger Growth & Income-Class I-2

Alger Large Cap Growth-Class I-2

Alger Mid Cap Growth-Class I-2

AST Balanced Asset Allocation Portfolio

AST Core Fixed Income Portfolio

AST International Equity Portfolio

AST Large-Cap Value Portfolio

AST Large-Cap Growth Portfolio

AST Small Cap Equity Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio – Initial Shares

BNY Mellon Stock Index Fund Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares

BNY Mellon VIF Appreciation Portfolio-Initial Shares

BNY Mellon VIF Small Cap Portfolio – Initial Shares

DWS Capital Growth VIP A

DWS Core Equity VIP A

DWS CROCI® International VIP A

DWS Global Small Cap VIP A

DWS CROCI® U.S. VIP A

DWS Global Income Builder VIP A

DWS Government Money Market VIP A DWS High Income VIP A

DWS International Opportunities VIP A

DWS Small Mid Cap Growth VIP A DWS Small Mid Cap Value VIP A

DWS Equity 500 Index VIP A

DWS Small Cap Index VIP A

Fidelity VIP II Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP Growth Opportunities Fidelity VIP High Income

Fidelity VIP II Index 500

Fidelity VIP Overseas

FTVIP Templeton Developing Markets Fund CL 2

FTVIP Templeton Foreign Fund CL 2

FTVIP Templeton Global Bond Fund CL 2

	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth Fund Series I Invesco V.I. Diversified Dividend Fund Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

A member firm of Ernst & Young Global Limited	2

Subaccounts	Statement of Operations	Statements of Changes in Policy Owners’ Equity

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Technology Fund Series I

Janus Henderson Balanced Portfolio I-S

Janus Henderson Enterprise Portfolio I-S

Janus Henderson Flexible Bond Portfolio I-S

Janus Henderson Forty Portfolio I-S

Janus Henderson Global Research Portfolio I-S

Janus Henderson Overseas Portfolio I-S

Janus Henderson Research Portfolio I-S

LVIP American Century Disciplined Core Value

LVIP American Century International

LVIP American Century Ultra

LVIP American Century Value

PIMCO PVIT International Bond (U.S. Dollar-Hedged) – Admin

PIMCO PVIT Low Duration Portfolio – Admin

AST Balanced Asset Allocation Portfolio	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from December 6, 2024 through December 31, 2024
AST Mid-Cap Growth Portfolio	N/A	For the period ended December 13, 2024
AST T Rowe Price Asset Allocation Portfolio	N/A	For the period ended December 6, 2024
DWS Core Equity VIP B DWS CROCI® International VIP B	N/A	For the period ended June 17, 2024

A member firm of Ernst & Young Global Limited	3

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity

December 31, 2025

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					Advanced Series Trust

						AST
						Balanced		AST
	Alger	Alger Capital	Alger Growth	Alger Large	Alger Mid	Asset	AST Core	International	AST Large-
	Balanced-	Appreciation-	& Income-	Cap Growth-	Cap Growth-	Allocation	Fixed Income	Equity	Cap Growth
	Class I-2	Class I-2	Class I-2	Class I-2	Class I-2	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS

Investments in underlying portfolio funds, at current fair value	$615,659	$742,248	$1,342,991	$1,439,374	$1,852,193	$1,251,032	$404,106	$703,482	$18,418,797

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	615,659	742,248	1,342,991	1,439,374	1,852,193	1,251,032	404,106	703,482	18,418,797

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$615,659	$742,248	$1,342,991	$1,439,374	$1,852,193	$1,251,032	$404,106	$703,482	$18,418,797

Units Outstanding	14,455	6,621	16,864	14,170	29,072	114,164	41,202	18,759	911,076

Shares Owned in Each Portfolio	27,290	5,761	38,240	13,951	77,758	39,046	28,102	19,716	166,761

Fair Value per Share	$22.56	$128.84	$35.12	$103.17	$23.82	$32.04	$14.38	$35.68	$110.45

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2025

	$	$	$	$	$	$	$	$	$
	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Funds	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I
			BNY Mellon
			Investment		BNY Mellon
			Portfolios		Sustainable	BNY Mellon	BNY Mellon
			MidCap	BNY Mellon	U.S. Equity	VIF	VIF Small
	AST Large-	AST Small	Stock	Stock Index	Portfolio Inc.	Appreciation	Cap Portfolio
	Cap Value	Cap Equity	Portfolio -	Fund Inc. -	- Initial	Portfolio -	- Initial	DWS Capital	DWS Core
	Portfolio	Portfolio	Initial Shares	Initial Shares	Shares	Initial Shares	Shares	Growth VIP A	Equity VIP A

ASSETS

Investments in underlying portfolio funds, at current fair value	$3,418,074	$333,358	$156,466	$983,488	$240,705	$296,936	$938,456	$7,099,865	$1,837,755

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	3,418,074	333,358	156,466	983,488	240,705	296,936	938,456	7,099,865	1,837,755

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$3,418,074	$333,358	$156,466	$983,488	$240,705	$296,936	$938,456	$7,099,865	$1,837,755

Units Outstanding	39,908	3,660	2,572	12,094	4,202	4,783	21,968	87,294	26,038

Shares Owned in Each Portfolio	56,006	3,872	7,693	11,285	4,115	8,819	19,551	165,267	130,801

Fair Value per Share	$61.03	$86.09	$20.34	$87.15	$58.49	$33.67	$48.00	$42.96	$14.05

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS				DWS		DWS
	CROCI®	DWS Global	DWS	DWS Global	Government		International	DWS Small	DWS Small
	International	Small Cap	CROCI® U.S.	Income	Money	DWS High	Opportunities	Mid Cap	Mid Cap
	VIP A	VIP A	VIP A	Builder VIP A	Market VIP A	Income VIP A	VIP A	Growth VIP A	Value VIP A

ASSETS

Investments in underlying portfolio funds, at current fair value	$311,925	$239,318	$2,172,426	$1,033,029	$3,108,906	$480,521	$5,204	$4,099,548	$104,871

Dividends and other receivables	—	—	—	—	27	—	—	—	—

Total assets	311,925	239,318	2,172,426	1,033,029	3,108,933	480,521	5,204	4,099,548	104,871

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$311,925	$239,318	$2,172,426	$1,033,029	$3,108,933	$480,521	$5,204	$4,099,548	$104,871

Units Outstanding	12,157	5,112	214,916	98,051	1,264,859	76,997	147	536,739	1,315

Shares Owned in Each Portfolio	29,935	20,684	115,432	46,221	3,108,906	83,714	271	288,904	7,443

Fair Value per Share	$10.42	$11.57	$18.82	$22.35	$1.00	$5.74	$19.20	$14.19	$14.09

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2025

	$		$	$	$	$	$	$	$	$
	Deutsche DWS Investments VIT Funds			Fidelity Variable Insurance Products Funds

	DWS Equity 500 Index VIP A		DWS Small		Fidelity VIP		Fidelity VIP
			Cap Index	Fidelity VIP II	Equity	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP II	Fidelity VIP
			VIP A	Contrafund	Income	Growth	Opportunities	High Income	Index 500	Overseas

ASSETS

Investments in underlying portfolio funds, at current fair value		$1,092,413	$194,570	$5,196,600	$1,455,788	$1,827,342	$2,636,502	$156,973	$4,082,870	$99,194

Dividends and other receivables		—	—	—	—	—	—	—	—	—

Total assets		1,092,413	194,570	5,196,600	1,455,788	1,827,342	2,636,502	156,973	4,082,870	99,194

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables		—	—	—	—	—	—	—	—	—

Policy owners’ equity		$1,092,413	$194,570	$5,196,600	$1,455,788	$1,827,342	$2,636,502	$156,973	$4,082,870	$99,194

Units Outstanding		16,734	4,071	19,483	18,715	15,961	12,957	5,601	4,187	3,117

Shares Owned in Each Portfolio		33,561	12,954	86,769	49,466	18,700	26,447	32,167	6,185	3,604

Fair Value per Share		$32.55	$15.02	$59.89	$29.43	$97.72	$99.69	$4.88	$660.12	$27.52

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2025

	$	$	$	$	$	$	$	$	$
	Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds			Janus Aspen Series

	FTVIP			Invesco V.I.
	Templeton	FTVIP	FTVIP	Discovery	Invesco V.I.	Invesco V.I.		Janus	Janus
	Developing	Templeton	Templeton	Mid Cap	Diversified	Equity and	Invesco V.I.	Henderson	Henderson
	Markets	Foreign Fund	Global Bond	Growth Fund	Dividend	Income Fund	Technology	Balanced	Enterprise
	Fund CL 2	CL 2	Fund CL 2	Series I	Fund Series I	Series I	Fund Series I	Portfolio I-S	Portfolio I-S

ASSETS

Investments in underlying portfolio funds, at current fair value	$187,383	$74,238	$44,744	$65,340	$93,408	$187	$314,096	$2,592,256	$1,867,116

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	187,383	74,238	44,744	65,340	93,408	187	314,096	2,592,256	1,867,116

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$187,383	$74,238	$44,744	$65,340	$93,408	$187	$314,096	$2,592,256	$1,867,116

Units Outstanding	6,615	3,175	3,068	3,723	2,461	14	3,046	51,936	22,297

Shares Owned in Each Portfolio	15,512	4,577	3,397	869	3,432	10	12,226	46,406	22,339

Fair Value per Share	$12.08	$16.22	$13.17	$75.19	$27.22	$18.70	$25.69	$55.86	$83.58

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2025

	$	$	$	$	$	$	$	$	$
	Janus Aspen Series					Lincoln Financial Group

	Janus		Janus			LVIP
	Henderson	Janus	Henderson	Janus	Janus	American	LVIP		LVIP
	Flexible	Henderson	Global	Henderson	Henderson	Century	American	LVIP	American
	Bond	Forty	Research	Overseas	Research	Disciplined	Century	American	Century
	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Core Value	International	Century Ultra	Value

ASSETS

Investments in underlying portfolio funds, at current fair value	$74,753	$3,317,999	$1,485,650	$808,675	$2,325,709	$78,067	$56,332	$175,387	$388,023

Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	74,753	3,317,999	1,485,650	808,675	2,325,709	78,067	56,332	175,387	388,023

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$74,753	$3,317,999	$1,485,650	$808,675	$2,325,709	$78,067	$56,332	$175,387	$388,023

Units Outstanding	4,108	13,350	24,879	26,573	24,012	1,535	1,894	1,503	7,724

Shares Owned in Each Portfolio	7,528	55,840	18,648	14,487	35,835	8,065	4,600	5,569	30,035

Fair Value per Share	$9.93	$59.42	$79.67	$55.82	$64.90	$9.68	$12.25	$31.49	$12.92

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2025

	$	$
	PIMCO Variable Insurance Trust

	PIMCO PVIT
	International
	Bond (U.S.	PIMCO PVIT
	Dollar-	Low Duration
	Hedged) -	Portfolio -
	Admin	Admin

ASSETS

Investments in underlying portfolio funds, at current fair value	$72,026	$34,299

Dividends and other receivables	—	—

Total assets	72,026	34,299

LIABILITIES AND POLICY OWNERS’ EQUITY

Liabilities - other payables	—	—

Policy owners’ equity	$72,026	$34,299

Units Outstanding	2,820	1,911

Shares Owned in Each Portfolio	7,174	3,507

Fair Value per Share	$10.04	$9.78

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					Advanced Series Trust

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	AST Balanced Asset Allocation Portfolio	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

REVENUE

Dividend income	$16,105	$—	$19,161	$—	$—	$—	$—	$—	$—

EXPENSES

Administration, mortality and expense risk charges	2,678	5,696	4,457	4,524	5,952	10,660	3,618	6,047	154,179

Net investment income (loss)	13,427	(5,696)	14,704	(4,524)	(5,952)	(10,660)	(3,618)	(6,047)	(154,179)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	8,028	4,198	62,816	34,372	(18,622)	1,842	(718)	69,472	589,410

Capital gain distributions	58,180	116,750	149,142	154,286	—	—	—	—	—

Net realized gain (loss) on investments	66,208	120,948	211,958	188,658	(18,622)	1,842	(718)	69,472	589,410

Change in unrealized appreciation (depreciation) on investments	3,788	63,718	4,256	159,794	292,185	158,662	28,598	121,348	2,135,225

Net realized and unrealized gain on investments	69,996	184,666	216,214	348,452	273,563	160,504	27,880	190,820	2,724,635

Net increase in policy owners’ equity resulting from operations	$83,423	$178,970	$230,918	$343,928	$267,611	$149,844	$24,262	$184,773	$2,570,456

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Funds	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I

	AST Large- Cap Value Portfolio	AST Small Cap Equity Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

REVENUE

Dividend income	$—	$—	$992	$9,359	$550	$1,023	$5,738	$3,355	$13,541

EXPENSES

Administration, mortality and expense risk charges	28,583	2,853	1,321	3,231	1,319	946	2,902	60,650	12,575

Net investment income (loss)	(28,583)	(2,853)	(329)	6,128	(769)	77	2,836	(57,295)	966

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	142,268	16,536	(53)	31,333	1,883	(1,132)	(5,189)	470,947	20,261

Capital gain distributions	—	—	12,897	49,304	17,582	41,180	—	782,353	174,854

Net realized gain (loss) on investments	142,268	16,536	12,844	80,637	19,465	40,048	(5,189)	1,253,300	195,115

Change in unrealized appreciation (depreciation) on investments	337,510	7,403	538	61,216	13,312	(13,835)	94,150	(436,896)	60,114

Net realized and unrealized gain on investments	479,778	23,939	13,382	141,853	32,777	26,213	88,961	816,404	255,229

Net increase in policy owners’ equity resulting from operations	$451,195	$21,086	$13,053	$147,981	$32,008	$26,290	$91,797	$759,109	$256,195

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS CROCI® International VIP A	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Opportunities VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

REVENUE

Dividend income	$7,071	$3,211	$26,077	$43,188	$122,137	$32,302	$45	$—	$914

EXPENSES

Administration, mortality and expense risk charges	1,900	2,211	17,624	8,345	24,526	4,248	44	31,942	836

Net investment income (loss)	5,171	1,000	8,453	34,843	97,611	28,054	1	(31,942)	78

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	1,008	(19,678)	64,769	2,498	—	(4,916)	43	(68,535)	53

Capital gain distributions	—	15,840	169,084	123,648	—	—	—	281,640	10,325

Net realized gain (loss) on investments	1,008	(3,838)	233,853	126,146	—	(4,916)	43	213,105	10,378

Change in unrealized appreciation (depreciation) on investments	93,004	43,523	58,142	(23,605)	—	12,574	750	98,775	4,925

Net realized and unrealized gain on investments	94,012	39,685	291,995	102,541	—	7,658	793	311,880	15,303

Net increase in policy owners’ equity resulting from operations	$99,183	$40,685	$300,448	$137,384	$97,611	$35,712	$794	$279,938	$15,381

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds

	DWS Equity 500 Index VIP A	DWS Small Cap Index VIP A	Fidelity VIP II Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP II Index 500	Fidelity VIP Overseas
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

REVENUE

Dividend income	$11,039	$2,296	$6,802	$24,736	$5,028	$—	$9,889	$44,294	$1,536

EXPENSES

Administration, mortality and expense risk charges	9,232	570	43,490	8,171	5,940	21,376	598	34,606	299

Net investment income (loss)	1,807	1,726	(36,688)	16,565	(912)	(21,376)	9,291	9,688	1,237

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	36,603	(1,653)	208,723	35,136	12,335	92,951	(1,837)	319,687	719

Capital gain distributions	91,328	9,806	781,534	76,478	222,221	37,935	—	20,325	8,535

Net realized gain (loss) on investments	127,931	8,153	990,257	111,614	234,556	130,886	(1,837)	340,012	9,254

Change in unrealized appreciation (depreciation) on investments	32,971	11,517	(45,682)	103,849	1,169	347,508	6,875	248,052	6,148

Net realized and unrealized gain on investments	160,902	19,670	944,575	215,463	235,725	478,394	5,038	588,064	15,402

Net increase in policy owners’ equity resulting from operations	$162,709	$21,396	$907,887	$232,028	$234,813	$457,018	$14,329	$597,752	$16,639

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Franklin Templeton Variable Insurance Products Trust		Invesco Variable Insurance Funds					Janus Aspen Series

	FTVIP Templeton Developing Markets Fund CL 2	FTVIP Templeton Foreign Fund CL 2	FTVIP Templeton Global Bond Fund CL 2	Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Technology Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

REVENUE

Dividend income	$868	$1,699	$—	$—	$1,458	$4	$—	$49,801	$3,623

EXPENSES

Administration, mortality and expense risk charges	989	230	170	263	348	1	1,077	9,209	6,035

Net investment income (loss)	(121)	1,469	(170)	(263)	1,110	3	(1,077)	40,592	(2,412)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	5,547	1,667	(760)	472	1,014	1	(760)	32,294	7,433

Capital gain distributions	2,709	4,743	—	5,443	6,969	10	33,684	79,760	134,483

Net realized gain (loss) on investments	8,256	6,410	(760)	5,915	7,983	11	32,924	112,054	141,916

Change in unrealized appreciation (depreciation) on investments	52,575	10,199	6,832	(2,834)	4,872	9	23,559	183,564	(11,239)

Net realized and unrealized gain on investments	60,831	16,609	6,072	3,081	12,855	20	56,483	295,618	130,677

Net increase in policy owners’ equity resulting from operations	$60,710	$18,078	$5,902	$2,818	$13,965	$23	$55,406	$336,210	$128,265

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Janus Aspen Series					Lincoln Financial Group

	Janus Henderson Flexible Bond Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Overseas Portfolio I-S	Janus Henderson Research Portfolio I-S	LVIP American Century Disciplined Core Value	LVIP American Century International	LVIP American Century Ultra	LVIP American Century Value
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

REVENUE

Dividend income	$4,193	$2,337	$7,942	$10,436	$—	$1,256	$661	$—	$5,993

EXPENSES

Administration, mortality and expense risk charges	310	28,255	4,949	2,589	7,842	287	123	522	1,238

Net investment income (loss)	3,883	(25,918)	2,993	7,847	(7,842)	969	538	(522)	4,755

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	(5,868)	164,215	30,134	10,565	38,377	(379)	41	988	5,496

Capital gain distributions	—	385,667	118,313	—	161,223	—	—	13,806	28,602

Net realized gain (loss) on investments	(5,868)	549,882	148,447	10,565	199,600	(379)	41	14,794	34,098

Change in unrealized appreciation (depreciation) on investments	7,521	(26,348)	104,077	161,637	165,054	9,401	7,064	5,254	15,969

Net realized and unrealized gain on investments	1,653	523,534	252,524	172,202	364,654	9,022	7,105	20,048	50,067

Net increase in policy owners’ equity resulting from operations	$5,536	$497,616	$255,517	$180,049	$356,812	$9,991	$7,643	$19,526	$54,822

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2025

	$	$
	PIMCO Variable Insurance Trust

	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2025	1/1/2025
	to	to
	12/31/2025	12/31/2025

REVENUE

Dividend income	$2,521	$1,357

EXPENSES

Administration, mortality and expense risk charges	648	309

Net investment income (loss)	1,873	1,048

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investments	(553)	(249)

Capital gain distributions	—	—

Net realized gain (loss) on investments	(553)	(249)

Change in unrealized appreciation (depreciation) on investments	792	747

Net realized and unrealized gain on investments	239	498

Net increase in policy owners’ equity resulting from operations	$2,112	$1,546

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					Advanced Series Trust

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	AST Balanced Asset Allocation Portfolio	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$13,427	$(5,696)	$14,704	$(4,524)	$(5,952)	$(10,660)	$(3,618)	$(6,047)	$(154,179)

Net realized gain (loss) on investments	66,208	120,948	211,958	188,658	(18,622)	1,842	(718)	69,472	589,410

Change in unrealized appreciation (depreciation) on investments	3,788	63,718	4,256	159,794	292,185	158,662	28,598	121,348	2,135,225

Net increase in policy owners’ equity resulting from operations	83,423	178,970	230,918	343,928	267,611	149,844	24,262	184,773	2,570,456

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	11,542	—	22,301	22,438	38,550	34,146	29,924	21,490	375,256

Net transfer (to) from affiliate and subaccounts	(2,924)	(19)	(13,711)	(53,654)	(14,735)	(22,743)	3,355	(53,576)	(249,107)

Payments for redemptions	(920)	—	(61,654)	(27,532)	(46,787)	(1,462)	(1,533)	(27,559)	(486,868)

Cost of insurance	(17,590)	(3,242)	(35,904)	(37,316)	(62,205)	(59,702)	(48,664)	(35,010)	(772,208)

Net increase (decrease) from policy owners’ equity transactions	(9,892)	(3,261)	(88,968)	(96,064)	(85,177)	(49,761)	(16,918)	(94,655)	(1,132,927)

Total increase (decrease) in policy owners’ equity	73,531	175,709	141,950	247,864	182,434	100,083	7,344	90,118	1,437,529

POLICY OWNERS’ EQUITY

Beginning of period	542,128	566,539	1,201,041	1,191,510	1,669,759	1,150,949	396,762	613,364	16,981,268

End of period	$615,659	$742,248	$1,342,991	$1,439,374	$1,852,193	$1,251,032	$404,106	$703,482	$18,418,797

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Advanced Series Trust		BNY Mellon Investment Portfolio	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity Funds	BNY Mellon Variable Investment Fund		Deutsche DWS Variable Series I

	AST Large- Cap Value Portfolio	AST Small Cap Equity Portfolio	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Stock Index Fund Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon VIF Appreciation Portfolio - Initial Shares	BNY Mellon VIF Small Cap Portfolio - Initial Shares	DWS Capital Growth VIP A	DWS Core Equity VIP A
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$(28,583)	$(2,853)	$(329)	$6,128	$(769)	$77	$2,836	$(57,295)	$966

Net realized gain (loss) on investments	142,268	16,536	12,844	80,637	19,465	40,048	(5,189)	1,253,300	195,115

Change in unrealized appreciation (depreciation) on investments	337,510	7,403	538	61,216	13,312	(13,835)	94,150	(436,896)	60,114

Net increase in policy owners’ equity resulting from operations	451,195	21,086	13,053	147,981	32,008	26,290	91,797	759,109	256,195

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	94,032	5,838	—	13,999	3,321	6,918	18,837	51,484	33,858

Net transfer (to) from affiliate and subaccounts	(1,894)	1,991	—	4,948	(75)	4,003	20,163	(986,936)	(15,175)

Payments for redemptions	(82,612)	(660)	—	(43,843)	—	(1,999)	(30,356)	(53,370)	(25,647)

Cost of insurance	(149,640)	(15,620)	(742)	(20,046)	(3,834)	(7,110)	(29,958)	(136,828)	(60,986)

Net increase (decrease) from policy owners’ equity transactions	(140,114)	(8,451)	(742)	(44,942)	(588)	1,812	(21,314)	(1,125,650)	(67,950)

Total increase (decrease) in policy owners’ equity	311,081	12,635	12,311	103,039	31,420	28,102	70,483	(366,541)	188,245

POLICY OWNERS’ EQUITY

Beginning of period	3,106,993	320,723	144,155	880,449	209,285	268,834	867,973	7,466,406	1,649,510

End of period	$3,418,074	$333,358	$156,466	$983,488	$240,705	$296,936	$938,456	$7,099,865	$1,837,755

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS CROCI® International VIP A	DWS Global Small Cap VIP A	DWS CROCI® U.S. VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS International Opportunities VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$5,171	$1,000	$8,453	$34,843	$97,611	$28,054	$1	$(31,942)	$78

Net realized gain (loss) on investments	1,008	(3,838)	233,853	126,146	—	(4,916)	43	213,105	10,378

Change in unrealized appreciation (depreciation) on investments	93,004	43,523	58,142	(23,605)	—	12,574	750	98,775	4,925

Net increase in policy owners’ equity resulting from operations	99,183	40,685	300,448	137,384	97,611	35,712	794	279,938	15,381

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	6,348	—	21,853	14,256	229,329	12,526	—	119,620	—

Net transfer (to) from affiliate and subaccounts	(30,283)	(76,429)	(158,405)	(106,338)	385,583	(25,475)	—	16,095	—

Payments for redemptions	(3,640)	—	(19,989)	(15,307)	(485,207)	(2,553)	—	(70,954)	—

Cost of insurance	(10,043)	(1,185)	(39,807)	(24,864)	(205,747)	(19,747)	(48)	(173,117)	(489)

Net increase (decrease) from policy owners’ equity transactions	(37,618)	(77,614)	(196,348)	(132,253)	(76,042)	(35,249)	(48)	(108,356)	(489)

Total increase (decrease) in policy owners’ equity	61,565	(36,929)	104,100	5,131	21,569	463	746	171,582	14,892

POLICY OWNERS’ EQUITY

Beginning of period	250,360	276,247	2,068,326	1,027,898	3,087,364	480,058	4,458	3,927,966	89,979

End of period	$311,925	$239,318	$2,172,426	$1,033,029	$3,108,933	$480,521	$5,204	$4,099,548	$104,871

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds

	DWS Equity 500 Index VIP A	DWS Small		Fidelity VIP		Fidelity VIP
		Cap Index	Fidelity VIP II	Equity	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP II	Fidelity VIP
		VIP A	Contrafund	Income	Growth	Opportunities	High Income	Index 500	Overseas
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$1,807	$1,726	$(36,688)	$16,565	$(912)	$(21,376)	$9,291	$9,688	$1,237

Net realized gain (loss) on investments	127,931	8,153	990,257	111,614	234,556	130,886	(1,837)	340,012	9,254

Change in unrealized appreciation (depreciation) on investments	32,971	11,517	(45,682)	103,849	1,169	347,508	6,875	248,052	6,148

Net increase in policy owners’ equity resulting from operations	162,709	21,396	907,887	232,028	234,813	457,018	14,329	597,752	16,639

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	3,453	100,915	44,556	18,335	49,338	4,374	99,318	3,832

Net transfer (to) from affiliate and subaccounts	(52,250)	5,450	(104,008)	9,733	18,094	(26,060)	(6,538)	(96,040)	(1,187)

Payments for redemptions	—	(2,847)	(209,612)	(75,837)	(3,094)	(35,701)	(1,027)	(190,323)	—

Cost of insurance	(4,900)	(3,154)	(195,026)	(66,927)	(38,057)	(100,334)	(6,894)	(183,203)	(3,515)

Net increase (decrease) from policy owners’ equity transactions	(57,150)	2,902	(407,731)	(88,475)	(4,722)	(112,757)	(10,085)	(370,248)	(870)

Total increase (decrease) in policy owners’ equity	105,559	24,298	500,156	143,553	230,091	344,261	4,244	227,504	15,769

POLICY OWNERS’ EQUITY

Beginning of period	986,854	170,272	4,696,444	1,312,235	1,597,251	2,292,241	152,729	3,855,366	83,425

End of period	$1,092,413	$194,570	$5,196,600	$1,455,788	$1,827,342	$2,636,502	$156,973	$4,082,870	$99,194

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Aspen Series

	FTVIP			Invesco V.I.
	Templeton	FTVIP	FTVIP	Discovery	Invesco V.I.	Invesco V.I.		Janus	Janus
	Developing	Templeton	Templeton	Mid Cap	Diversified	Equity and	Invesco V.I.	Henderson	Henderson
	Markets	Foreign Fund	Global Bond	Growth Fund	Dividend	Income Fund	Technology	Balanced	Enterprise
	Fund CL 2	CL 2	Fund CL 2	Series I	Fund Series I	Series I	Fund Series I	Portfolio I-S	Portfolio I-S
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$(121)	$1,469	$(170)	$(263)	$1,110	$3	$(1,077)	$40,592	$(2,412)

Net realized gain (loss) on investments	8,256	6,410	(760)	5,915	7,983	11	32,924	112,054	141,916

Change in unrealized appreciation (depreciation) on investments	52,575	10,199	6,832	(2,834)	4,872	9	23,559	183,564	(11,239)

Net increase in policy owners’ equity resulting from operations	60,710	18,078	5,902	2,818	13,965	23	55,406	336,210	128,265

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	3,978	921	2,418	458	2,085	—	5,795	20,784	21,477

Net transfer (to) from affiliate and subaccounts	(8,214)	(6,113)	(159)	(2,910)	2,124	(1)	(4,546)	(24,299)	35,190

Payments for redemptions	(52)	—	(52)	—	(21,527)	—	(11,300)	(47,106)	(6,268)

Cost of insurance	(6,945)	(2,299)	(934)	(2,662)	(4,271)	(6)	(8,246)	(31,117)	(51,508)

Net increase (decrease) from policy owners’ equity transactions	(11,233)	(7,491)	1,273	(5,114)	(21,589)	(7)	(18,297)	(81,738)	(1,109)

Total increase (decrease) in policy owners’ equity	49,477	10,587	7,175	(2,296)	(7,624)	16	37,109	254,472	127,156

POLICY OWNERS’ EQUITY

Beginning of period	137,906	63,651	37,569	67,636	101,032	171	276,987	2,337,784	1,739,960

End of period	$187,383	$74,238	$44,744	$65,340	$93,408	$187	$314,096	$2,592,256	$1,867,116

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$	$	$	$	$	$	$	$
	Janus Aspen Series					Lincoln Financial Group

	Janus		Janus			LVIP
	Henderson	Janus	Henderson	Janus	Janus	American	LVIP		LVIP
	Flexible	Henderson	Global	Henderson	Henderson	Century	American	LVIP	American
	Bond	Forty	Research	Overseas	Research	Disciplined	Century	American	Century
	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Core Value	International	Century Ultra	Value
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025

	to	to	to	to	to	to	to	to	to

	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$3,883	$(25,918)	$2,993	$7,847	$(7,842)	$969	$538	$(522)	$4,755

Net realized gain (loss) on investments	(5,868)	549,882	148,447	10,565	199,600	(379)	41	14,794	34,098

Change in unrealized appreciation (depreciation) on investments	7,521	(26,348)	104,077	161,637	165,054	9,401	7,064	5,254	15,969

Net increase in policy owners’ equity resulting from operations	5,536	497,616	255,517	180,049	356,812	9,991	7,643	19,526	54,822

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	6,308	82,414	23,586	13,454	26,704	2,074	567	1,755	10,495

Net transfer (to) from affiliate and subaccounts	(509)	(11,511)	(7,998)	(3,347)	(32,189)	1,614	1,194	(161)	(1,152)

Payments for redemptions	(15,455)	(227,431)	(15,595)	(5,437)	(17,586)	—	—	—	(27,903)

Cost of insurance	(8,290)	(159,607)	(39,543)	(18,496)	(50,011)	(4,993)	(664)	(2,278)	(15,264)

Net increase (decrease) from policy owners’ equity transactions	(17,946)	(316,135)	(39,550)	(13,826)	(73,082)	(1,305)	1,097	(684)	(33,824)

Total increase (decrease) in policy owners’ equity	(12,410)	181,481	215,967	166,223	283,730	8,686	8,740	18,842	20,998

POLICY OWNERS’ EQUITY

Beginning of period	87,163	3,136,518	1,269,683	642,452	2,041,979	69,381	47,592	156,545	367,025

End of period	$74,753	$3,317,999	$1,485,650	$808,675	$2,325,709	$78,067	$56,332	$175,387	$388,023

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2025

	$	$
	PIMCO Variable Insurance Trust

	PIMCO PVIT
	International
	Bond (U.S.	PIMCO PVIT
	Dollar-	Low Duration
	Hedged) -	Portfolio -
	Admin	Admin
	1/1/2025	1/1/2025

	to	to

	12/31/2025	12/31/2025

OPERATIONS

Net investment income (loss)	$1,873	$1,048

Net realized gain (loss) on investments	(553)	(249)

Change in unrealized appreciation (depreciation) of investments	792	747

Net increase in policy owners’ equity resulting from operations	2,112	1,546

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	3,750	1,822

Net transfer (to) from affiliate and subaccounts	(1,071)	(578)

Payments for redemptions	—	(914)

Cost of insurance	(7,024)	(3,008)

Net increase (decrease) from policy owners’ equity transactions	(4,345)	(2,678)

Total increase (decrease) in policy owners’ equity	(2,233)	(1,132)

POLICY OWNERS’ EQUITY

Beginning of period	74,259	35,431

End of period	$72,026	$34,299

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Alger Portfolios					Advanced Series Trust

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Growth & Income- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	AST Balanced Asset Allocation Portfolio	AST Core Fixed Income Portfolio	AST International Equity Portfolio	AST Large- Cap Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	12/6/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$(2,594)	$(5,112)	$2,541	$(3,744)	$(5,454)	$(716)	$(3,574)	$(5,401)	$(125,114)

Net realized gain (loss) on investments	44,548	59,984	28,817	10,422	(15,844)	(41)	(2,820)	33,056	514,150

Change in unrealized appreciation (depreciation) on investments	38,694	172,198	190,408	363,006	314,634	(38,596)	9,060	(4,837)	2,963,628

Net increase in policy owners’ equity resulting from operations	80,648	227,070	221,766	369,684	293,336	(39,353)	2,666	22,818	3,352,664

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	11,581	—	23,319	23,416	40,572	2,034	47,784	22,634	334,042

Net transfer (to) from affiliate and subaccounts	(89,359)	(188,910)	(1,925)	(41,932)	(48,932)	1,192,466	12,309	52,058	2,157,117

Payments for redemptions	(2,696)	(2,285)	(13,901)	(27,252)	(10,551)	—	(10,753)	(25,531)	(488,401)

Cost of insurance	(16,956)	(2,812)	(35,309)	(34,458)	(62,669)	(4,198)	(47,152)	(32,164)	(645,373)

Net increase (decrease) from policy owners’ equity transactions	(97,430)	(194,007)	(27,816)	(80,226)	(81,580)	1,190,302	2,188	16,997	1,357,385

Total increase (decrease) in policy owners’ equity	(16,782)	33,063	193,950	289,458	211,756	1,150,949	4,854	39,815	4,710,049

POLICY OWNERS’ EQUITY

Beginning of period	558,910	533,476	1,007,091	902,052	1,458,003	—	391,908	573,549	12,271,219

End of period	$542,128	$566,539	$1,201,041	$1,191,510	$1,669,759	$1,150,949	$396,762	$613,364	$16,981,268

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
							BNY Mellon
					BNY Mellon	BNY Mellon	Sustainable
					Investment	Stock Index	U.S. Equity	BNY Mellon Variable
	Advanced Series Trust				Portfolio	Fund	Fund	Investment Fund
					BNY Mellon
					Investment		BNY Mellon		BNY Mellon
					Portfolios		Sustainable	BNY Mellon	VIF
					MidCap	BNY Mellon	U.S. Equity	VIF	Opportunistic
	AST Large-	AST Mid-Cap	AST Small	AST T Rowe	Stock	Stock Index	Portfolio Inc.	Appreciation	Small Cap
	Cap Value	Growth	Cap Equity	Price Asset	Portfolio -	Fund Inc. -	- Initial	Portfolio -	Portfolio -
	Portfolio	Portfolio	Portfolio	Allocation	Initial Shares	Initial Shares	Shares	Initial Shares	Initial Shares
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/13/2024	12/31/2024	12/6/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$(28,603)	$(20,816)	$(2,927)	$(9,656)	$(111)	$6,760	$(112)	$218	$2,926

Net realized gain (loss) on investments	201,093	1,469,550	39,324	722,350	1,948	81,204	13,220	17,532	35

Change in unrealized appreciation (depreciation) on investments	99,473	(1,054,341)	6,377	(560,985)	13,205	91,562	34,528	11,648	32,942

Net increase in policy owners’ equity resulting from operations	271,963	394,393	42,774	151,709	15,042	179,526	47,636	29,398	35,903

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	96,495	72,882	6,561	54,194	—	14,399	3,418	6,560	20,070

Net transfer (to) from affiliate and subaccounts	(1,978)	(2,588,151)	(5,667)	(1,223,115)	—	(31,335)	(2,771)	4,123	24,866

Payments for redemptions	(127,669)	(123,638)	(19,808)	(42,654)	—	(36,780)	(32,894)	(7)	(4,887)

Cost of insurance	(152,756)	(139,642)	(16,134)	(54,772)	(703)	(21,085)	(4,461)	(6,859)	(31,496)

Net increase (decrease) from policy owners’ equity transactions	(185,908)	(2,778,549)	(35,048)	(1,266,347)	(703)	(74,801)	(36,708)	3,817	8,553

Total increase (decrease) in policy owners’ equity	86,055	(2,384,156)	7,726	(1,114,638)	14,339	104,725	10,928	33,215	44,456

POLICY OWNERS’ EQUITY

Beginning of period	3,020,938	2,384,156	312,997	1,114,638	129,816	775,724	198,357	235,619	823,517

End of period	$3,106,993	$—	$320,723	$—	$144,155	$880,449	$209,285	$268,834	$867,973

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Deutsche DWS Variable Series I						Deutsche DWS Variable Series II
				DWS	DWS				DWS
				CROCI®	CROCI®	DWS Global	DWS	DWS Global	Government
	DWS Capital	DWS Core	DWS Core	International	International	Small Cap	CROCI® U.S.	Income	Money
	Growth VIP A	Equity VIP A	Equity VIP B	VIP A	VIP B	VIP A	VIP A	Builder VIP A	Market VIP A
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/31/2024	6/17/2024	12/31/2024	6/17/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$(50,933)	$1,702	$218	$6,537	$7,156	$1,651	$13,942	$29,524	$107,803

Net realized gain (loss) on investments	836,368	194,825	36,488	1,851	11,815	(10,168)	93,859	8,539	—

Change in unrealized appreciation (depreciation) on investments	833,874	134,461	(18,347)	(4,661)	(16,818)	22,021	222,484	56,558	—

Net increase in policy owners’ equity resulting from operations	1,619,309	330,988	18,359	3,727	2,153	13,504	330,285	94,621	107,803

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	55,922	36,939	2,019	7,320	3,829	—	24,367	14,473	132,723

Net transfer (to) from affiliate and subaccounts	(329,630)	(25,544)	(160,519)	13,498	(261,469)	(40,557)	(182,106)	(246,006)	698,240

Payments for redemptions	(144,711)	(338,814)	—	(6,148)	(11,749)	(3,505)	(152,348)	(45,538)	(171,557)

Cost of insurance	(144,618)	(62,706)	(5,351)	(9,446)	(4,801)	(1,418)	(41,031)	(25,424)	(203,469)

Net increase (decrease) from policy owners’ equity transactions	(563,037)	(390,125)	(163,851)	5,224	(274,190)	(45,480)	(351,118)	(302,495)	455,937

Total increase (decrease) in policy owners’ equity	1,056,272	(59,137)	(145,492)	8,951	(272,037)	(31,976)	(20,833)	(207,874)	563,740

POLICY OWNERS’ EQUITY

Beginning of period	6,410,134	1,708,647	145,492	241,409	272,037	308,223	2,089,159	1,235,772	2,523,624

End of period	$7,466,406	$1,649,510	$—	$250,360	$—	$276,247	$2,068,326	$1,027,898	$3,087,364

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
					Deutsche DWS Investments
	Deutsche DWS Variable Series II				VIT Funds		Fidelity Variable Insurance Products Funds
		DWS	DWS Small	DWS Small	DWS Equity 500 Index VIP A	DWS Small		Fidelity VIP
	DWS High	International	Mid Cap	Mid Cap		Cap Index	Fidelity VIP II	Equity	Fidelity VIP
	Income VIP A	Growth VIP A	Growth VIP A	Value VIP A		VIP A	Contrafund	Income	Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$33,979	$13	$(33,710)	$241	$2,773	$1,312	$(31,768)	$15,367	$(5,293)

Net realized gain (loss) on investments	(34,381)	34	(77,308)	4,522	62,380	3,285	684,255	111,003	358,145

Change in unrealized appreciation (depreciation) on investments	37,056	301	286,575	(253)	124,262	11,660	558,928	46,060	23,603

Net increase in policy owners’ equity resulting from operations	36,654	348	175,557	4,510	189,415	16,257	1,211,415	172,430	376,455

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	12,141	—	133,830	—	—	3,834	107,205	38,629	19,101

Net transfer (to) from affiliate and subaccounts	(207,922)	—	(65,043)	—	(8)	3,253	(79,257)	5,720	(39,698)

Payments for redemptions	(277)	—	(134,054)	—	(5,676)	(250)	(165,315)	(29,520)	(2,724)

Cost of insurance	(20,872)	(43)	(186,652)	(476)	(4,376)	(3,404)	(191,923)	(76,497)	(36,456)

Net increase (decrease) from policy owners’ equity transactions	(216,930)	(43)	(251,919)	(476)	(10,060)	3,433	(329,290)	(61,668)	(59,777)

Total increase (decrease) in policy owners’ equity	(180,276)	305	(76,362)	4,034	179,355	19,690	882,125	110,762	316,678

POLICY OWNERS’ EQUITY

Beginning of period	660,334	4,153	4,004,328	85,945	807,499	150,582	3,814,319	1,201,473	1,280,573

End of period	$480,058	$4,458	$3,927,966	$89,979	$986,854	$170,272	$4,696,444	$1,312,235	$1,597,251

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
					Franklin Templeton Variable Insurance			Invesco Variable Insurance
	Fidelity Variable Insurance Products Funds				Products Trust			Funds
					FTVIP			Invesco V.I.
					Templeton	FTVIP	FTVIP	Discovery	Invesco V.I.
	Fidelity VIP				Developing	Templeton	Templeton	Mid Cap	Diversified
	Growth	Fidelity VIP	Fidelity VIP II	Fidelity VIP	Markets	Foreign Fund	Global Bond	Growth Fund	Dividend
	Opportunities	High Income	Index 500	Overseas	Fund CL 2	CL 2	Fund CL 2	Series I	Fund Series I
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$(18,812)	$8,383	$13,383	$1,143	$4,577	$1,343	$(160)	$(277)	$1,487

Net realized gain (loss) on investments	114,825	(1,480)	318,514	4,770	2,403	459	(732)	(354)	3,718

Change in unrealized appreciation (depreciation) on investments	557,427	5,500	453,410	(2,134)	2,439	(2,676)	(4,004)	15,254	6,181

Net increase in policy owners’ equity resulting from operations	653,440	12,403	785,307	3,779	9,419	(874)	(4,896)	14,623	11,386

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	48,019	4,369	102,256	3,828	4,089	877	2,426	441	2,342

Net transfer (to) from affiliate and subaccounts	(76,542)	502	(30,761)	(625)	4,370	3,157	248	(7)	3,583

Payments for redemptions	(51,049)	(3,017)	(184,043)	(191)	(2,342)	—	(116)	(12,989)	—

Cost of insurance	(105,793)	(7,151)	(199,723)	(3,374)	(6,208)	(2,085)	(881)	(2,681)	(4,288)

Net increase (decrease) from policy owners’ equity transactions	(185,365)	(5,297)	(312,271)	(362)	(91)	1,949	1,677	(15,236)	1,637

Total increase (decrease) in policy owners’ equity	468,075	7,106	473,037	3,417	9,328	1,075	(3,219)	(613)	13,023

POLICY OWNERS’ EQUITY

Beginning of period	1,824,166	145,623	3,382,329	80,008	128,578	62,576	40,788	68,249	88,009

End of period	$2,292,241	$152,729	$3,855,366	$83,425	$137,906	$63,651	$37,569	$67,636	$101,032

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$	$	$	$
	Invesco Variable Insurance
	Funds		Janus Aspen Series
					Janus		Janus
	Invesco V.I.		Janus	Janus	Henderson	Janus	Henderson	Janus	Janus
	Equity and	Invesco V.I.	Henderson	Henderson	Flexible	Henderson	Global	Henderson	Henderson
	Income Fund	Technology	Balanced	Enterprise	Bond	Forty	Research	Overseas	Research
	Series I	Fund Series I	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S	Portfolio I-S
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to	to	to	to

	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$2	$(998)	$38,153	$6,688	$3,928	$(23,425)	$4,707	$6,674	$(6,372)

Net realized gain (loss) on investments	7	12,026	14,624	79,777	(2,678)	297,358	62,337	6,706	101,699

Change in unrealized appreciation (depreciation) on investments	10	63,962	254,052	148,733	—	424,093	176,509	20,300	450,760

Net increase in policy owners’ equity resulting from operations	19	74,990	306,829	235,198	1,250	698,026	243,553	33,680	546,087

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	6,022	22,346	23,159	6,407	85,157	25,126	14,832	28,148

Net transfer (to) from affiliate and subaccounts	(1)	(7,138)	(4,538)	(9,722)	5,163	(24,688)	(16,905)	16,340	(84,544)

Payments for redemptions	—	(32,719)	(11,415)	(26,740)	(7,658)	(172,537)	(9,497)	(9,897)	(14,873)

Cost of insurance	(4)	(7,800)	(34,185)	(53,118)	(8,216)	(153,645)	(39,089)	(18,621)	(49,309)

Net increase (decrease) from policy owners’ equity transactions	(5)	(41,635)	(27,792)	(66,421)	(4,304)	(265,713)	(40,365)	2,654	(120,578)

Total increase (decrease) in policy owners’ equity	14	33,355	279,037	168,777	(3,054)	432,313	203,188	36,334	425,509

POLICY OWNERS’ EQUITY

Beginning of period	157	243,632	2,058,747	1,571,183	90,217	2,704,205	1,066,495	606,118	1,616,470

End of period	$171	$276,987	$2,337,784	$1,739,960	$87,163	$3,136,518	$1,269,683	$642,452	$2,041,979

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2024

	$	$	$	$	$	$
	Lincoln Financial Group				PIMCO Variable Insurance Trust

	LVIP American Century Disciplined Core Value	LVIP American Century International	LVIP American Century Ultra	LVIP American Century Value	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024

	to	to	to	to	to	to

	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS

Net investment income (loss)	$617	$631	$(503)	$9,497	$1,965	$1,066

Net realized gain (loss) on investments	(200)	7	21,928	31,971	(338)	(142)

Change in unrealized appreciation (depreciation) on investments	7,263	391	16,103	(9,984)	1,595	301

Net increase in policy owners’ equity resulting from operations	7,680	1,029	37,528	31,484	3,222	1,225

POLICY OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,854	548	1,755	11,099	3,761	1,872

Net transfer (to) from affiliate and subaccounts	4,650	5,016	(4,371)	(32,758)	1,879	2,220

Payments for redemptions	—	—	(22,597)	(2,710)	—	—

Cost of insurance	(4,662)	(661)	(2,201)	(15,184)	(6,379)	(2,826)

Net increase (decrease) from policy owners’ equity transactions	1,842	4,903	(27,414)	(39,553)	(739)	1,266

Total increase (decrease) in policy owners’ equity	9,522	5,932	10,114	(8,069)	2,483	2,491

POLICY OWNERS’ EQUITY

Beginning of period	59,859	41,660	146,431	375,094	71,776	32,940

End of period	$69,381	$47,592	$156,545	$367,025	$74,259	$35,431

See accompanying notes to financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

ZALICO Variable Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd. (“ZIG”), of Zurich, Switzerland.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund policies (the “Policy”) for the Zurich Select variable life policies (“Zurich Select”), the Power V flexible premium variable universal life policies (“Power V”), the Farmers Variable Universal Life I flexible premium variable universal life policies (“Farmers Variable Universal Life I”), the Scudder Destinations Life modified single premium variable universal life policies (“Scudder Destinations Life”) and Zurich Life investor flexible premium universal life policies (“Zurich Life investor”). Each subaccount is an open-end diversified management investment company. The Separate Account follows the accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.”

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

As of December 31, 2025, the Separate Account was comprised of fifty-six total subaccounts, which are currently open. The following is a list of subaccounts in alphabetical order:

Alger Balanced-Class I-2	DWS Small Mid Cap Value VIP A

Alger Capital Appreciation-Class I-2	DWS Equity 500 Index VIP A

Alger Growth & Income-Class I-2	DWS Small Cap Index VIP A

Alger Large Cap Growth-Class I-2	Fidelity VIP II Contrafund

Alger Mid Cap Growth-Class I-2	Fidelity VIP Equity Income

AST Balanced Asset Allocation Portfolio (e) (f)	Fidelity VIP Growth

AST Core Fixed Income Portfolio	Fidelity VIP Growth Opportunities

AST International Equity Portfolio	Fidelity VIP High Income

AST Large-Cap Growth Portfolio (g)	Fidelity VIP II Index 500

AST Large-Cap Value Portfolio	Fidelity VIP Overseas

AST Mid-Cap Growth Portfolio (g)	FTVIP Templeton Developing Markets Fund CL 2

AST Small Cap Equity Portfolio (h)	FTVIP Templeton Foreign Fund CL 2

AST T Rowe Price Asset Allocation (f)	FTVIP Templeton Global Bond Fund CL 2

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series I

BNY Mellon Stock Index Fund Inc. - Initial Shares	Invesco V.I. Diversified Dividend Fund Series I

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	Invesco V.I. Equity and Income Fund Series I

BNY Mellon VIF Appreciation Portfolio - Initial Shares	Invesco V.I. Technology Fund Series I

BNY Mellon VIF Small Cap Portfolio - Initial Shares (a)	Janus Henderson Balanced Portfolio I-S

DWS Capital Growth VIP A	Janus Henderson Enterprise Portfolio I-S

DWS Core Equity VIP A	Janus Henderson Flexible Bond Portfolio I-S

DWS Core Equity VIP B (d)	Janus Henderson Forty Portfolio I-S

DWS CROCI® International VIP A	Janus Henderson Global Research Portfolio I-S

DWS CROCI® International VIP B (d)	Janus Henderson Overseas Portfolio I-S

DWS Global Small Cap VIP A	Janus Henderson Research Portfolio I-S

DWS CROCI® U.S. VIP A	LVIP American Century Disciplined Core Value (c)

DWS Global Income Builder VIP A	LVIP American Century International (c)

DWS Government Money Market VIP A	LVIP American Century Ultra (c)

DWS High Income VIP A	LVIP American Century Value (c)

DWS International Opportunities VIP A (b)	PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin

DWS Small Mid Cap Growth VIP A	PIMCO PVIT Low Duration Portfolio - Admin

Notes:

(a) Effective December 31, 2025, name changed from BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio to BNY Mellon Variable Investment Fund Small Cap Portfolio.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(b) Effective May 1, 2025, name changed from DWS International Growth VIP to DWS International Opportunities VIP.

(c) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(d) On June 17, 2024, subaccount liquidated.

(e) Subaccount commenced operations on December 6, 2024.

(f) As of December 6, 2024, AST T Rowe Price Asset Allocation Portfolio merged into the AST Balanced Allocation Portfolio.

(g) As of December 13, 2024, AST Mid-Cap Growth Portfolio merged into the AST Large-Cap Growth Portfolio.

(h) On December 16, 2024, name changed from AST Small Cap Growth Portfolio to AST Small Cap Equity Portfolio.

Policy owners may also allocate some or all of gross premiums or transfer some or all of the policy value to the Guaranteed Account, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

New Accounting Pronouncement

As of December 31, 2024, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of an entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the president of the life business. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount as a whole, and the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance, is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statement of Assets, Liabilities and Policy Owners’ Equity as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Investments

Investments are made in the various portfolios in accordance with selections made by the policy owners. The Separate Account’s assets are the property of ZALICO for the benefit of policy owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios, whose investments are stated at fair value.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a specific identification cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the policies, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the years ended December 31, 2025 or 2024. Management will periodically review the policy in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as increases and decreases in net policy owners’ equity could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Policy Owners’ Equity, Statement of Operations, and the Statement of Changes in Policy Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies in Note 1.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined in the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosures of transfers between levels of disclosure and a reconciliation of level 3 assets are not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Policy Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.
b.	Quoted prices for identical or similar assets or liabilities in non-active markets.
c.	Inputs other than quoted market prices that are observable.
d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2025 were as follows:

	Purchases	Sales

Alger Portfolios

Alger Balanced-Class I-2	$85,024	$23,310

Alger Capital Appreciation-Class I-2	116,750	8,956

Alger Growth & Income-Class I-2	182,098	107,220

Alger Large Cap Growth-Class I-2	176,316	122,619

Alger Mid Cap Growth-Class I-2	23,330	114,460

Advanced Series Trust

AST Balanced Asset Allocation Portfolio	7,000	67,422

AST Core Fixed Income Portfolio	19,897	40,434

AST International Equity Portfolio	8,145	108,846

AST Large-Cap Growth Portfolio	4,388	1,291,494

AST Large-Cap Value Portfolio	16,971	185,668

AST Small Cap Equity Portfolio	16,590	27,893

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales

BNY Mellon Investment Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	$13,889	$2,063

BNY Mellon Stock Index Fund

BNY Mellon Stock Index Fund Inc. - Initial Shares	84,487	73,998

BNY Mellon Sustainable U.S. Equity Fund

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	21,155	4,930

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares	51,562	8,494

BNY Mellon VIF Small Cap Portfolio - Initial Shares	29,970	48,448

Deutsche DWS Variable Series I

DWS Capital Growth VIP A	791,360	1,191,952

DWS Core Equity VIP A	218,554	110,683

DWS CROCI® International VIP A	17,158	49,605

DWS Global Small Cap VIP A	19,051	79,826

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP A	216,411	235,223

DWS Global Income Builder VIP A	175,359	149,121

DWS Government Money Market VIP A	750,889	729,321

DWS High Income VIP A	41,672	48,868

DWS International Opportunities VIP A	45	92

DWS Small Mid Cap Growth VIP A	371,531	230,190

DWS Small Mid Cap Value VIP A	11,240	1,325

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP A	102,367	66,383

DWS Small Cap Index VIP A	20,526	6,092

Fidelity Variable Insurance Products Funds

Fidelity VIP II Contrafund	793,991	456,877

Fidelity VIP Equity Income	146,870	142,301

Fidelity VIP Growth	258,149	41,563

Fidelity VIP Growth Opportunities	45,016	141,214

Fidelity VIP High Income	12,831	13,625

Fidelity VIP II Index 500	74,577	414,811

Fidelity VIP Overseas	13,309	4,408

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust

FTVIP Templeton Developing Markets Fund CL 2	$9,120	$17,765

FTVIP Templeton Foreign Fund CL 2	8,878	10,157

FTVIP Templeton Global Bond Fund CL 2	3,353	2,250

Invesco Variable Insurance Funds

Invesco V.I. Discovery Mid Cap Growth Fund Series I	5,733	5,665

Invesco V.I. Diversified Dividend Fund Series I	17,554	31,064

Invesco V.I. Equity and Income Fund Series I	13	5

Invesco V.I. Technology Fund Series I	46,910	32,599

Janus Aspen Series

Janus Henderson Balanced Portfolio I-S	139,967	101,352

Janus Henderson Enterprise Portfolio I-S	179,873	48,911

Janus Henderson Flexible Bond Portfolio I-S	12,454	26,518

Janus Henderson Forty Portfolio I-S	425,729	382,116

Janus Henderson Global Research Portfolio I-S	144,501	62,744

Janus Henderson Overseas Portfolio I-S	28,765	34,744

Janus Henderson Research Portfolio I-S	181,181	100,881

Lincoln Financial Group

LVIP American Century Disciplined Core Value	4,947	5,282

LVIP American Century International	2,235	600

LVIP American Century Ultra	15,526	2,925

LVIP American Century Value	44,212	44,679

PIMCO Variable Insurance Trust

PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin	7,725	10,197

PIMCO PVIT Low Duration Portfolio - Admin	3,073	4,704

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Expenses and Related Party Transactions

Policy Charges	Range

Mortality and Expense Risk Charge

ZALICO assesses a daily asset charge to cover mortality and expense risk associated with certain “No-Lapse Guarantees” and administrative and maintenance expense to cover costs that may exceed administrative charges set by the policies. The charge is assessed as a reduction in unit value.

0.20%-0.90% annualized

Sales Load

A sales load is deducted from each premium payment before the net premium is allocated to the subaccounts.	2%

Contingent Deferred Sales Charge

Proceeds payable on the surrender of a policy are reduced by the amount of any applicable contingent deferred sales charge due to ZALICO. The charge is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the policy was purchased and the surrender date.

0.00%-100%

Transfer Charges

Under the terms of the policies, ZALICO has reserved the right to charge an amount for each transfer after the first 12 transfers in any policy year through a redemption in units.	$0-$25 per transfer

Administrative Charge

An administrative charge is assessed on monthly cash value of the policy or a flat charge through a redemption of units.	$5-$10 or 0.25% to 0.35% of net assets annualized

Record Maintenance Charge

A records maintenance charge is assessed annually as a redemption of units to compensate for issuance and administrative costs.	$30

Cost of Insurance Charge

The guarantee cost of insurance charges is based on attained age, sex and history of tobacco use of the insured. The net amount at risk (“NAR”) is the difference between the death benefit and the cash value of the policy. The charge is assessed as a reduction in unit value.

$.06 per $1,000 NAR- $83.33 per $1,000 NAR

Tax Charge

A tax charge is assessed to cover a portion of the insurance company’s state premium tax expense and certain federal income tax liability associated with the receipt of premium. The charge is either deducted from each premium payment or assessed against the average monthly cash value through a redemption of units.

1%-3.5% of premium payment 0.00%-0.40% annualized

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Policy Charges	Range
Withdrawal Charge

A charge is deducted against withdrawals of the initial premium paid under the policy. It is assessed to cover a portion of the insurance company’s premium tax expenses and the sales expenses incurred in distributing the policies. The withdrawal charge declines to 0% after the ninth policy anniversary.

0%-10%

Systematic Withdrawal Charge

A charge is assessed against systematic withdrawals to cover ZALICO’s costs associated with processing the withdrawals.	$50 initial set up $25 subsequent changes

Partial Withdrawal Charge

A charge is assessed against partial withdrawals that are not processed under the systematic withdrawal plan in excess of one per policy year.	$25

Related Party Transactions

Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Zurich Select, Power V, Farmers Variable Universal Life I and Zurich Life investor policy is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Scudder Destinations Life policy is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in ZALICO’s general account.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity policies that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

Alger Portfolios

Alger Balanced-Class I-2

2025		287		543		(256)

2024		412		3,422		(3,010)

Alger Capital Appreciation-Class I-2

2025		—		34		(34)

2024		—		2,545		(2,545)

Alger Growth & Income-Class I-2

2025		213		1,505		(1,292)

2024		236		686		(450)

Alger Large Cap Growth-Class I-2

2025		283		1,336		(1,053)

2024		141		1,329		(1,188)

Alger Mid Cap Growth-Class I-2

2025		470		1,882		(1,412)

2024		370		1,997		(1,627)
Advanced Series Trust

AST Balanced Asset Allocation Portfolio

2025		970		5,835		(4,865)

2024		119,245		216		119,029

AST Core Fixed Income Portfolio

2025		2,212		3,971		(1,759)

2024		5,355		5,053		302

AST International Equity Portfolio

2025		305		3,079		(2,774)

2024		2,174		1,684		490

AST Large-Cap Growth Portfolio

2025		899		64,362		(63,463)

2024		144,121		77,968		66,153

AST Large-Cap Value Portfolio

2025		304		2,118		(1,814)

2024		782		3,255		(2,473)

AST Mid-Cap Growth Portfolio

2024		282		27,765		(27,483)

AST Small Cap Equity Portfolio

2025		209		298		(89)

2024		296		711		(415)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

AST T Rowe Price Asset Allocation

2024		205		18,457		(18,252)
BNY Mellon Investment Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2025		—		13		(13)

2024		—		13		(13)
BNY Mellon Stock Index Fund

BNY Mellon Stock Index Fund Inc. - Initial Shares

2025		391		978		(587)

2024		92		1,288		(1,196)
BNY Mellon Sustainable U.S. Equity Fund

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2025		48		60		(12)

2024		48		629		(581)
BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares

2025		165		132		33

2024		171		103		68

BNY Mellon VIF Small Cap Portfolio - Initial Shares

2025		654		1,162		(508)

2024		907		660		247
Deutsche DWS Variable Series I

DWS Capital Growth VIP A

2025		118		17,012		(16,894)

2024		699		9,005		(8,306)

DWS Core Equity VIP A

2025		524		1,640		(1,116)

2024		3,481		10,347		(6,866)

DWS Core Equity VIP B

2024		12		3,207		(3,195)

DWS CROCI® International VIP A

2025		467		2,681		(2,214)

2024		1,497		1,211		286

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

DWS CROCI® International VIP B

2024		659		14,709		(14,050)

DWS Global Small Cap VIP A

2025		—		1,935		(1,935)

2024		—		1,195		(1,195)
Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP A

2025		7,333		20,108		(12,775)

2024		23,175		48,495		(25,320)

DWS Global Income Builder VIP A

2025		727		6,871		(6,144)

2024		947		16,750		(15,803)

DWS Government Money Market VIP A

2025		385,250		379,858		5,392

2024		377,453		164,374		213,079

DWS High Income VIP A

2025		2,336		5,478		(3,142)

2024		3,013		12,357		(9,344)

DWS International Opportunities VIP A

2025		—		1		(1)

2024		—		1		(1)

DWS Small Mid Cap Growth VIP A

2025		14,075		31,418		(17,343)

2024		12,845		44,348		(31,503)

DWS Small Mid Cap Value VIP A

2025		—		7		(7)

2024		—		7		(7)
Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP A

2025		—		890		(890)

2024		—		187		(187)

DWS Small Cap Index VIP A

2025		205		131		74

2024		170		89		81
Fidelity Variable Insurance Products Funds

Fidelity VIP II Contrafund

2025		45		1,761		(1,716)

2024		182		1,812		(1,630)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

Fidelity VIP Equity Income

2025		773		1,975		(1,202)

2024		757		1,999		(1,242)

Fidelity VIP Growth

2025		340		351		(11)

2024		93		761		(668)

Fidelity VIP Growth Opportunities

2025		59		717		(658)

2024		64		1,363		(1,299)

Fidelity VIP High Income

2025		114		498		(384)

2024		321		515		(194)

Fidelity VIP II Index 500

2025		16		444		(428)

2024		87		484		(397)

Fidelity VIP Overseas

2025		112		140		(28)

2024		148		160		(12)
Franklin Templeton Variable Insurance Products Trust

FTVIP Templeton Developing Markets Fund CL 2

2025		263		729		(466)

2024		513		495		18

FTVIP Templeton Foreign Fund CL 2

2025		121		446		(325)

2024		236		130		106

FTVIP Templeton Global Bond Fund CL 2

2025		251		152		99

2024		274		151		123
Invesco Variable Insurance Funds

Invesco V.I. Discovery Mid Cap Growth Fund Series I

2025		18		317		(299)

2024		16		1,016		(1,000)

Invesco V.I. Diversified Dividend Fund Series I

2025		259		873		(614)

2024		172		119		53

Invesco V.I. Equity and Income Fund Series I

2025		—		1		(1)

2024		—		—		—

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

Invesco V.I. Technology Fund Series I

2025		159		338		(179)

2024		79		650		(571)
Janus Aspen Series

Janus Henderson Balanced Portfolio I-S

2025		283		2,014		(1,731)

2024		466		1,123		(657)

Janus Henderson Enterprise Portfolio I-S

2025		564		559		5

2024		292		1,189		(897)

Janus Henderson Flexible Bond Portfolio I-S

2025		474		1,490		(1,016)

2024		727		981		(254)

Janus Henderson Forty Portfolio I-S

2025		204		1,630		(1,426)

2024		605		2,049		(1,444)

Janus Henderson Global Research Portfolio I-S

2025		377		1,110		(733)

2024		229		1,107		(878)

Janus Henderson Overseas Portfolio I-S

2025		703		1,204		(501)

2024		1,075		915		160

Janus Henderson Research Portfolio I-S

2025		256		1,106		(850)

2024		201		1,871		(1,670)
Lincoln Financial Group

LVIP American Century Disciplined Core Value

2025		82		108		(26)

2024		116		72		44

LVIP American Century International

2025		60		18		42

2024		209		17		192

LVIP American Century Ultra

2025		17		23		(6)

2024		15		320		(305)

LVIP American Century Value

2025		217		946		(729)

2024		303		1,286		(983)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$		$		$
	Units Issued		Units Redeemed		Net Increase/ (Decrease)

PIMCO Variable Insurance Trust

PIMCO PVIT International Bond (U.S. Dollar- Hedged) - Admin

2025		215		391		(176)

2024		165		195		(30)

PIMCO PVIT Low Duration Portfolio - Admin

2025		105		258		(153)

2024		198		122		76

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable life products, as discussed in Note 1, which are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the policy owner’s account. Differences in fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the highest and lowest expense ratio. The summaries may not reflect the minimum and maximum policy charges offered by ZALICO as policy owners may not have selected all available and applicable policy options.

A summary of the units outstanding, unit fair value and net assets for variable life insurance policies, investment income and expense ratios, excluding expenses of the underlying funds, and total return for each of the five years in the period ended December 31, 2025, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

Alger Portfolios

Alger Balanced-Class I-2

2025	14		$41.410		$63.092	$616	2.78%		0.20%		0.90%		15.11%		15.92%

2024	15		35.974		38.045	542	N/A		0.20%		0.90%		16.02%		16.83%

2023	18		31.008		32.564	559	1.42%		0.20%		0.90%		16.38%		17.20%

2022	19		26.642		40.231	512	1.10%		0.20%		0.90%		(12.10)%		(11.49)%

2021	20		30.310		45.632	613	0.86%		0.20%		0.90%		18.06%		18.88%

Alger Capital Appreciation-Class I-2

2025	7		112.098		112.098	742	N/A		0.90%		0.90%		31.69%		31.69%

2024	7		85.125		85.125	567	N/A		0.90%		0.90%		46.81%		46.81%

2023	9		57.985		57.985	533	N/A		0.90%		0.90%		41.86%		41.86%

2022	11		40.875		40.875	459	N/A		0.90%		0.90%		(37.09)%		(37.09)%

2021	11		64.973		64.973	734	N/A		0.90%		0.90%		18.06%		18.06%

Alger Growth & Income-Class I-2

2025	17		79.172		94.707	1,343	1.51%		0.20%		0.60%		20.10%		20.58%

2024	18		67.958		78.858	1,201	0.60%		0.20%		0.60%		21.93%		22.42%

2023	19		55.514		64.676	1,007	1.39%		0.20%		0.60%		23.19%		23.68%

2022	19		43.627		52.500	849	1.35%		0.20%		0.60%		(15.49)%		(15.15)%

2021	20		51.519		62.119	1,038	1.16%		0.20%		0.60%		30.88%		31.40%

Alger Large Cap Growth-Class I-2

2025	14		100.798		395.201	1,439	N/A		0.20%		0.60%		29.49%		30.01%

2024	15		80.244		305.191	1,192	N/A		0.20%		0.60%		42.03%		42.60%

2023	16		56.272		214.876	902	N/A		0.20%		0.60%		31.88%		32.40%

2022	18		41.310		162.934	729	N/A		0.20%		0.60%		(39.02)%		(38.78)%

2021	17		67.609		267.192	1,158	N/A		0.20%		0.60%		11.17%		11.62%

Alger Mid Cap Growth-Class I-2

2025	29		63.108		184.877	1,852	N/A		0.20%		0.60%		16.07%		16.53%

2024	30		56.050		159.282	1,670	N/A		0.20%		0.60%		20.34%		20.83%

2023	32		46.389		132.358	1,458	N/A		0.20%		0.60%		22.44%		22.93%

2022	33		36.680		108.100	1,234	N/A		0.20%		0.60%		(36.45)%		(36.20)%

2021	34		57.607		170.112	1,980	N/A		0.20%		0.60%		3.58%		4.00%

Advanced Series Trust

AST Balanced Asset Allocation Portfolio (e) (f)

2025	114		10.958		10.958	1,251	N/A		0.90%		0.90%		13.33%		13.33%

2024	119		9.669		9.669	1,151	N/A		0.90%		0.90%		(3.31)%		(3.31)%

AST Core Fixed Income Portfolio

2025	41		9.808		9.808	404	N/A		0.90%		0.90%		6.20%		6.20%

2024	43		9.235		9.235	397	N/A		9.00%		9.00%		0.53%		0.53%

2023	43		9.187		9.187	392	N/A		0.90%		0.90%		5.40%		5.40%

2022	44		8.716		8.716	385	N/A		0.90%		0.90%		(12.84)%		(12.84)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

AST International Equity Portfolio

2025	19		$37.502		$37.502	$703	N/A		0.90%		0.90%		31.65%		31.65%

2024	22		28.485		28.485	613	N/A		0.90%		0.90%		4.51%		4.51%

2023	21		27.256		27.256	574	N/A		0.90%		0.90%		16.71%		16.71%

2022	22		23.354		23.354	508	N/A		0.90%		0.90%		(29.32)%		(29.32)%

2021	23		33.042		33.042	749	N/A		0.90%		0.90%		11.50%		11.50%

AST Large-Cap Growth Portfolio (g)

2025	911		20.217		20.217	18,419	N/A		0.90%		0.90%		16.02%		16.02%

2024	975		17.425		17.425	16.981	N/A		0.90%		0.90%		28.99%		28.99%

2023	908		13.509		13.509	12,271	N/A		0.90%		0.90%		42.35%		42.35%

2022	976		9.490		9.490	9,258	N/A		0.90%		0.90%		(5.10)%		(5.10)%

AST Large-Cap Value Portfolio

2025	40		85.649		85.649	3,418	N/A		0.90%		0.90%		15.01%		15.01%

2024	42		74.468		74.468	3,107	N/A		0.90%		0.90%		8.94%		8.94%

2023	44		68.355		68.355	3,021	N/A		0.90%		0.90%		8.77%		8.77%

2022	48		62.842		62.842	3,033	N/A		0.90%		0.90%		0.80%		0.80%

2021	23		62.344		62.344	1,405	N/A		0.90%		0.90%		28.06%		28.06%

AST Mid-Cap Growth Portfolio (g)

2024	—		101.818		101.818	—	N/A		0.90%		0.90%		17.37%		17.37%

2023	27		86.749		86.749	2,384	N/A		0.90%		0.90%		20.85%		20.85%

2022	29		71.780		71.780	2,094	N/A		0.90%		0.90%		(31.55)%		(31.55)%

2021	31		104.862		104.862	3,260	N/A		0.90%		0.90%		9.50%		9.50%

AST Small Cap Equity Portfolio (h)

2025	4		91.078		91.078	333	N/A		0.90%		0.90%		6.45%		6.45%

2024	4		85.557		85.557	321	N/A		0.90%		0.90%		13.83%		13.83%

2023	4		75.163		75.163	313	N/A		0.90%		0.90%		16.06%		16.06%

2022	4		64.764		64.764	274	N/A		0.90%		0.90%		(28.22)%		(28.22)%

2021	5		90.225		90.225	415	N/A		0.90%		0.90%		3.60%		3.60%

AST T Rowe Price Asset Allocation (f)

2024	—		69.624		69.624	—	N/A		0.90%		0.90%		14.01%		14.01%

2023	18		61.070		61.070	1,115	N/A		0.90%		0.90%		15.82%		15.82%

2022	20		52.726		52.726	1,035	N/A		0.90%		0.90%		(17.09)%		(17.09)%

2021	21		63.597		63.597	1,324	N/A		0.90%		0.90%		11.41%		11.41%

AST BlackRock Low Duration Bond (i)

2022	—		19.895		19.895	—	N/A		0.90%		0.90%		(1.61)%		(1.61)%

2021	8		20.220		20.220	161	N/A		0.90%		0.90%		(1.49)%		(1.49)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

AST BlackRock Loomis Sayles Bond Portfolio (i)

2022	—		$29.876		$29.876	$—	N/A		0.90%		0.90%		(3.34)%		(3.34)%

2021	12		30.909		30.909	363	N/A		0.90%		0.90%		(2.01)%		(2.01)%

AST Loomis Sayles Large-Cap Growth Portfolio (i)

2022	—		101.628		101.628	—	N/A		0.90%		0.90%		(27.91)%		(27.91)%

2021	102		140.977		140.977	14,416	N/A		0.90%		0.90%		17.30%		17.30%

AST T Rowe Price Large-Cap Value Portfolio (i)

2022	—		13.767		13.767	—	N/A		0.90%		0.90%		0.70%		0.70%

2021	140		13.671		13.671	1,909	N/A		0.90%		0.90%		24.42%		24.42%

BNY Mellon Investment Portfolio

BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares

2025	3		60.824		60.824	156	0.66%		0.90%		0.90%		9.09%		9.09%

2024	3		55.757		55.757	144	0.84%		0.90%		0.90%		11.61%		11.61%

2023	3		49.959		49.959	130	0.77%		0.90%		0.90%		17.26%		17.26%

2022	3		42.606		42.606	111	0.69%		0.90%		0.90%		(14.84)%		(14.84)%

2021	3		50.032		50.032	131	0.63%		0.90%		0.90%		24.76%		24.76%

BNY Mellon Stock Index Fund

BNY Mellon Stock Index Fund Inc. - Initial Shares

2025	12		80.719		231.147	983	1.00%		0.20%		0.60%		16.83%		17.30%

2024	13		71.223		197.848	880	1.18%		0.20%		0.60%		23.91%		24.41%

2023	14		57.248		159.665	776	1.45%		0.20%		0.60%		25.18%		25.68%

2022	15		44.276		127.549	679	1.30%		0.20%		0.60%		(18.80)%		(18.48)%

2021	17		54.422		157.089	938	1.15%		0.20%		0.60%		27.65%		28.16%

BNY Mellon Sustainable U.S. Equity Fund

BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares

2025	4		42.795		160.016	241	0.24%		0.20%		0.90%		14.94%		15.74%

2024	4		37.234		66.403	209	0.59%		0.20%		0.90%		23.77%		24.64%

2023	5		30.083		53.276	198	0.72%		0.20%		0.90%		22.72%		23.57%

2022	5		24.514		90.843	162	0.49%		0.20%		0.90%		(23.56)%		(23.03)%

2021	5		32.069		118.489	213	0.75%		0.20%		0.90%		25.86%		26.74%

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares

2025	5		61.436		219.137	297	0.36%		0.20%		0.60%		9.42%		9.85%

2024	5		57.882		200.279	269	0.44%		0.20%		0.60%		12.13%		12.58%

2023	5		51.414		178.613	236	0.70%		0.20%		0.60%		20.25%		20.73%

2022	5		41.395		148.535	213	0.61%		0.20%		0.60%		(18.55)%		(18.23)%

2021	6		50.723		182.370	283	0.44%		0.20%		0.60%		26.37%		26.88%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

BNY Mellon VIF Small Cap Portfolio - Initial Shares (a)

2025	22		$42.212		$235.021	$938	0.64%		0.20%		0.60%		10.32%		10.76%

2024	22		39.443		213.028	868	0.68%		0.20%		0.60%		3.99%		4.41%

2023	22		37.778		204.855	824	0.32%		0.20%		0.60%		8.63%		9.06%

2022	22		33.668		188.577	762	N/A		0.20%		0.60%		(17.12)%		(16.79)%

2021	23		40.541		227.521	954	0.11%		0.20%		0.60%		15.77%		16.23%

Deutsche DWS Variable Series I

DWS Capital Growth VIP A

2025	87		71.081		176.554	7,100	0.05%		0.20%		0.90%		11.52%		12.30%

2024	104		63.735		84.986	7,466	0.19%		0.20%		0.90%		25.48%		26.36%

2023	112		50.793		67.255	6,410	0.07%		0.20%		0.90%		37.34%		38.30%

2022	123		36.982		91.041	5,072	0.09%		0.20%		0.90%		(31.36)%		(30.88)%

2021	129		53.875		132.233	7,806	0.21%		0.20%		0.90%		21.68%		22.53%

DWS Core Equity VIP A

2025	26		61.992		87.797	1,838	0.78%		0.20%		0.90%		15.79%		16.60%

2024	27		53.538		75.298	1,650	0.94%		0.20%		0.90%		19.01%		19.84%

2023	34		44.988		62.832	1,709	0.91%		0.20%		0.90%		24.45%		25.32%

2022	38		36.148		50.137	1,539	0.76%		0.20%		0.90%		(16.28)%		(15.70)%

2021	40		43.179		59.473	1,932	0.75%		0.20%		0.90%		24.18%		25.05%

DWS Core Equity VIP B (d)

2024	—		51.994		51.994	—	1.12%		0.90%		0.90%		14.17%		14.17%

2023	3		45.541		45.541	145	0.48%		0.90%		0.90%		24.06%		24.06%

2022	5		36.710		36.710	194	0.45%		0.90%		0.90%		(16.48)%		(16.48)%

2021	6		43.952		43.952	248	0.45%		0.90%		0.90%		23.83%		23.83%

DWS CROCI® International VIP A

2025	12		17.754		30.411	312	2.52%		0.20%		0.90%		43.61%		44.61%

2024	14		12.363		17.162	250	3.36%		0.20%		0.90%		1.53%		2.25%

2023	14		12.176		16.785	241	3.08%		0.20%		0.90%		17.89%		18.71%

2022	16		10.328		17.691	234	2.99%		0.20%		0.90%		(13.96)%		(13.36)%

2021	17		12.004		20.561	278	2.49%		0.20%		0.90%		8.26%		9.02%

DWS CROCI® International VIP B (d)

2024	—		19.403		19.403	—	6.09%		0.90%		0.90%		0.21%		0.21%

2023	14		19.362		19.362	272	2.98%		0.90%		0.90%		17.52%		17.52%

2022	14		16.476		16.476	235	2.74%		0.90%		0.90%		(14.28)%		(14.28)%

2021	15		19.222		19.222	296	2.21%		0.90%		0.90%		7.97%		7.97%

DWS Global Small Cap VIP A

2025	5		46.818		46.818	239	1.25%		0.90%		0.90%		19.44%		19.44%

2024	7		39.199		39.199	276	1.46%		0.90%		0.90%		4.82%		4.82%

2023	8		37.398		37.398	308	0.86%		0.90%		0.90%		23.45%		23.45%

2022	8		30.293		30.293	251	0.51%		0.90%		0.90%		(24.73)%		(24.73)%

2021	8		40.246		40.246	335	0.34%		0.90%		0.90%		13.92%		13.92%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP A

2025	215		$3.675		$43.212	$2,172	1.23%		0.90%		0.90%		16.14%		16.14%

2024	228		3.164		37.205	2,068	1.60%		0.90%		0.90%		16.71%		16.71%

2023	253		2.711		31.879	2,089	1.64%		0.90%		0.90%		19.69%		19.69%

2022	277		2.265		26.635	1,811	1.71%		0.90%		0.90%		(16.15)%		(16.15)%

2021	292		2.702		31.765	2,212	1.93%		0.90%		0.90%		25.56%		25.56%

DWS Global Income Builder VIP A

2025	98		7.895		32.830	1,033	4.19%		0.20%		0.90%		14.77%		15.57%

2024	104		7.131		28.408	1,028	3.49%		0.20%		0.90%		8.12%		8.88%

2023	120		6.595		26.090	1,236	3.04%		0.20%		0.90%		13.87%		14.66%

2022	129		5.538		22.754	1,164	2.85%		0.20%		0.90%		(15.74)%		(15.15)%

2021	143		6.552		26.817	1,488	2.44%		0.20%		0.90%		9.97%		10.73%

DWS Government Money Market VIP A

2025	1,265		1.352		16.073	3,109	3.94%		— %		0.90%		3.03%		3.95%

2024	1,259		1.394		15.462	3,087	4.58%		— %		0.90%		3.98%		4.92%

2023	1,046		1.340		14.737	2,524	4.56%		— %		0.90%		3.81%		4.75%

2022	1,138		1.205		14.069	2,646	1.07%		— %		0.90%		0.41%		1.31%

2021	1276		1.196		13.887	2,871	0.01%		— %		0.90%		(0.88)%		0.01%

DWS High Income VIP A

2025	77		4.058		33.271	481	6.73%		0.90%		0.90%		7.97%		7.97%

2024	80		3.759		30.815	480	6.92%		0.90%		0.90%		6.18%		6.18%

2023	89		3.540		29.022	660	5.14%		0.90%		0.90%		10.35%		10.35%

2022	91		3.208		26.301	619	5.09%		0.90%		0.90%		(9.69)%		(9.69)%

2021	97		3.552		29.124	711	4.59%		0.90%		0.90%		3.08%		3.08%

DWS International Opportunities VIP A (b)

2025	—		35.513		35.513	5	0.94%		0.90%		0.90%		17.86%		17.86%

2024	—		30.132		30.132	4	1.24%		0.90%		0.90%		8.38%		8.38%

2023	—		27.801		27.801	4	0.77%		0.90%		0.90%		15.01%		15.01%

2022	—		24.173		24.173	4	0.94%		0.90%		0.90%		(29.15)%		(29.15)%

2021	—		34.118		34.118	5	0.43%		0.90%		0.90%		7.15%		7.15%

DWS Small Mid Cap Growth VIP A

2025	537		4.783		46.224	4,100	N/A		0.20%		0.90%		7.15%		7.90%

2024	554		4.464		42.841	3,928	N/A		0.20%		0.90%		4.21%		4.94%

2023	586		4.283		40.824	4,004	0.02%		0.20%		0.90%		17.77%		18.59%

2022	611		3.637		34.424	3,509	N/A		0.20%		0.90%		(28.66)%		(28.16)%

2021	640		5.098		47.919	5,107	0.04%		0.20%		0.90%		12.83%		13.61%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

DWS Small Mid Cap Value VIP A

2025	1		$79.769		$79.769	$105	0.94%		0.90%		0.90%		17.16%		17.16%

2024	1		68.085		68.085	90	1.18%		0.90%		0.90%		5.26%		5.26%

2023	1		64.685		64.685	86	1.12%		0.90%		0.90%		13.93%		13.93%

2022	1		56.778		56.778	76	0.82%		0.90%		0.90%		(16.55)%		(16.55)%

2021	1		68.042		68.042	91	1.30%		0.90%		0.90%		29.34%		29.34%

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP A

2025	17		65.282		65.282	1,092	1.06%		0.90%		0.90%		16.58%		16.58%

2024	18		55.996		55.996	987	1.23%		0.90%		0.90%		23.51%		23.51%

2023	18		45.337		45.337	807	1.35%		0.90%		0.90%		24.88%		24.88%

2022	18		36.305		36.305	650	1.11%		0.90%		0.90%		(19.07)%		(19.07)%

2021	20		44.857		44.857	903	1.46%		0.90%		0.90%		27.25%		27.25%

DWS Small Cap Index VIP A

2025	4		47.233		63.716	195	1.26%		0.20%		0.60%		11.96%		12.41%

2024	4		43.488		56.907	170	1.14%		0.20%		0.60%		10.49%		10.93%

2023	4		39.204		51.507	151	1.10%		0.20%		0.60%		16.06%		16.53%

2022	4		32.702		44.378	136	0.85%		0.20%		0.60%		(21.11)%		(20.79)%

2021	4		41.369		56.252	168	0.89%		0.20%		0.60%		13.82%		14.27%

Fidelity Variable Insurance Products Funds

Fidelity VIP II Contrafund

2025	19		266.730		266.730	5,197	0.14%		0.90%		0.90%		20.40%		20.40%

2024	21		221.540		221.540	4,696	0.19%		0.90%		0.90%		32.59%		32.59%

2023	23		167.084		167.084	3,814	0.49%		0.90%		0.90%		32.27%		32.27%

2022	24		126.325		126.325	3,061	0.46%		0.90%		0.90%		(26.97)%		(26.97)%

2021	26		172.975		172.975	4,458	0.06%		0.90%		0.90%		26.70%		26.70%

Fidelity VIP Equity Income

2025	19		55.710		138.532	1,456	1.79%		0.20%		0.90%		17.96%		18.78%

2024	20		48.542		117.442	1,312	1.84%		0.20%		0.90%		14.31%		15.12%

2023	21		42.167		102.736	1,201	1.88%		0.20%		0.90%		9.66%		10.43%

2022	22		37.116		93.683	1,153	1.79%		0.20%		0.90%		(5.80)%		(5.15)%

2021	24		39.208		99.455	1,333	1.94%		0.20%		0.90%		23.78%		24.64%

Fidelity VIP Growth

2025	16		113.596		333.131	1,827	0.29%		0.20%		0.60%		14.21%		14.67%

2024	16		102.529		291.673	1,597	N/A		0.20%		0.60%		29.61%		30.13%

2023	17		78.791		225.042	1,281	0.13%		0.20%		0.60%		35.43%		35.97%

2022	17		56.327		166.172	983	0.59%		0.20%		0.60%		(24.91)%		(24.61)%

2021	20		74.860		221.286	1,540	N/A		0.20%		0.60%		22.48%		22.97%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

Fidelity VIP Growth Opportunities

2025	13		$203.484		$203.484	$2,637	N/A		0.90%		0.90%		20.86%		20.86%

2024	14		168.361		168.361	2,292	N/A		0.90%		0.90%		37.64%		37.64%

2023	15		122.316		122.316	1,824	N/A		0.90%		0.90%		44.36%		44.36%

2022	16		84.732		84.732	1,350	N/A		0.90%		0.90%		(38.70)%		(38.70)%

2021	17		138.229		138.229	2,340	N/A		0.90%		0.90%		10.94%		10.94%

Fidelity VIP High Income

2025	6		27.231		29.366	157	6.39%		0.20%		0.90%		9.38%		10.14%

2024	6		25.589		26.848	153	6.03%		0.20%		0.90%		7.99%		8.75%

2023	6		23.529		24.861	146	5.60%		0.20%		0.90%		9.49%		10.26%

2022	6		20.743		22.705	139	4.96%		0.20%		0.90%		(12.16)%		(11.55)%

2021	6		23.499		25.849	162	5.54%		0.20%		0.90%		3.48%		4.20%

Fidelity VIP II Index 500

2025	4		975.062		975.062	4,083	1.12%		0.90%		0.90%		16.73%		16.73%

2024	5		835.343		835.343	3,855	1.30%		0.90%		0.90%		23.78%		23.78%

2023	5		674.867		674.867	3,382	1.46%		0.90%		0.90%		25.07%		25.07%

2022	5		539.585		539.585	2,868	1.37%		0.90%		0.90%		(18.94)%		(18.94)%

2021	6		665.670		665.670	3,838	1.26%		0.90%		0.90%		27.43%		27.43%

Fidelity VIP Overseas

2025	3		31.383		61.956	99	1.68%		0.20%		0.60%		19.67%		20.15%

2024	3		27.034		51.771	83	1.73%		0.20%		0.60%		4.42%		4.84%

2023	3		25.786		49.578	80	1.01%		0.20%		0.60%		19.79%		20.27%

2022	4		20.840		41.388	76	0.97%		0.20%		0.60%		(24.93)%		(24.63)%

2021	3		27.707		55.135	101	0.54%		0.20%		0.60%		18.99%		19.46%

Franklin Templeton Variable Insurance Products Trust

FTVIP Templeton Developing Markets Fund CL 2

2025	7		27.651		30.071	187	0.53%		0.20%		0.90%		44.97%		45.98%

2024	7		19.074		20.400	138	4.07%		0.20%		0.90%		6.70%		7.45%

2023	7		17.876		18.985	129	2.07%		0.20%		0.90%		11.62%		12.40%

2022	7		16.015		17.262	114	2.24%		0.20%		0.90%		(22.68)%		(22.14)%

2021	8		20.712		22.259	165	0.89%		0.20%		0.90%		(6.58)%		(5.93)%

FTVIP Templeton Foreign Fund CL 2

2025	3		23.090		52.037	74	2.46%		0.20%		0.60%		28.42%		28.94%

2024	4		18.535		40.519	64	2.45%		0.20%		0.60%		(1.59)%		(1.20)%

2023	3		18.759		41.174	63	3.22%		0.20%		0.60%		20.04%		20.52%

2022	4		15.130		34.301	55	2.90%		0.20%		0.60%		(8.16)%		(7.79)%

2021	4		16.440		37.347	61	1.91%		0.20%		0.60%		3.54%		3.95%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

FTVIP Templeton Global Bond Fund CL 2

2025	3		$14.584		$33.358	$45	N/A		0.20%		0.60%		15.04%		15.50%

2024	3		13.069		28.997	38	N/A		0.20%		0.60%		(11.90)%		(11.55)%

2023	3		14.775		32.915	41	N/A		0.20%		0.60%		2.27%		2.68%

2022	3		13.987		32.183	41	N/A		0.20%		0.60%		(5.52)%		(5.14)%

2021	3		14.774		34.062	43	N/A		0.20%		0.60%		(5.56)%		(5.18)%

Invesco Variable Insurance Funds

Invesco V.I. Discovery Mid Cap Growth Fund Series I

2025	4		17.354		17.750	65	N/A		0.20%		0.60%		4.16%		4.58%

2024	4		16.660		16.973	68	N/A		0.20%		0.60%		23.49%		23.98%

2023	5		13.491		13.690	68	N/A		0.20%		0.60%		12.48%		12.93%

2022	5		11.995		12.123	63	N/A		0.20%		0.60%		(31.39)%		(31.12)%

2021	6		17.483		17.600	105	N/A		0.20%		0.60%		18.39%		18.86%

Invesco V.I. Diversified Dividend Fund Series I

2025	2		29.822		39.014	93	1.50%		0.20%		0.60%		15.05%		15.51%

2024	3		25.921		33.776	101	1.95%		0.20%		0.60%		12.54%		12.99%

2023	3		23.033		29.893	88	1.98%		0.20%		0.60%		8.40%		8.83%

2022	3		21.249		27.468	79	1.76%		0.20%		0.60%		(2.26)%		(1.88)%

2021	4		18.396		23.592	100	2.16%		0.20%		0.60%		18.18%		18.66%

Invesco V.I. Equity and Income Fund Series I

2025	—		13.114		13.114	—	2.11%		0.90%		0.90%		11.80%		11.80%

2024	—		11.730		11.730	—	1.83%		0.90%		0.90%		11.11%		11.11%

2023	—		10.557		10.557	—	1.99%		0.90%		0.90%		9.57%		9.57%

2022	—		9.634		9.634	—	1.72%		0.90%		0.90%		(8.33)%		(8.33)%

2021	—		10.510		10.510	164	3.62%		0.90%		0.90%		5.10%		5.10%

Invesco V.I. Technology Fund Series I

2025	3		93.706		106.322	314	N/A		0.20%		0.60%		19.75%		20.23%

2024	3		78.252		88.435	277	N/A		0.20%		0.60%		33.46%		34.00%

2023	4		58.631		65.996	244	N/A		0.20%		0.60%		46.07%		46.65%

2022	4		40.139		45.002	185	N/A		0.20%		0.60%		(40.31)%		(40.07)%

2021	4		67.244		75.090	288	N/A		0.20%		0.60%		13.73%		14.18%

Janus Aspen Series

Janus Henderson Balanced Portfolio I-S

2025	52		49.739		155.699	2,592	2.02%		0.20%		0.60%		14.42%		14.88%

2024	54		44.813		136.078	2,338	2.12%		0.20%		0.60%		14.74%		15.20%

2023	54		38.902		118.602	2,059	2.08%		0.20%		0.60%		14.73%		15.18%

2022	58		32.828		103.377	1,916	1.19%		0.20%		0.60%		(16.90)%		(16.57)%

2021	61		39.426		124.400	2,394	0.91%		0.20%		0.60%		16.50%		16.96%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

Janus Henderson Enterprise Portfolio I-S

2025	22		$82.894		$236.523	$1,867	0.20%		0.20%		0.60%		7.03%		7.46%

2024	22		79.841		220.988	1,740	0.75%		0.20%		0.60%		14.91%		15.37%

2023	23		69.202		192.309	1,571	0.16%		0.20%		0.60%		17.37%		17.84%

2022	25		57.082		163.849	1,453	0.19%		0.20%		0.60%		(16.44)%		(16.11)%

2021	26		68.178		196.088	1,783	0.32%		0.20%		0.60%		16.13%		16.60%

Janus Henderson Flexible Bond Portfolio I-S

2025	4		18.136		30.829	75	5.18%		0.20%		0.60%		6.76%		7.19%

2024	5		17.512		28.877	87	4.79%		0.20%		0.60%		1.35%		1.75%

2023	5		17.210		28.493	90	4.52%		0.20%		0.60%		4.88%		5.29%

2022	5		15.887		27.169	75	2.21%		0.20%		0.60%		(14.17)%		(13.83)%

2021	6		18.474		31.655	105	2.08%		0.20%		0.60%		(1.49)%		(1.10)%

Janus Henderson Forty Portfolio I-S

2025	13		248.540		248.540	3,318	0.07%		0.90%		0.90%		17.09%		17.09%

2024	15		212.266		212.266	3,137	0.11%		0.90%		0.90%		27.32%		27.32%

2023	16		166.723		166.723	2,704	0.19%		0.90%		0.90%		38.72%		38.72%

2022	18		120.188		120.188	2,148	0.17%		0.90%		0.90%		(34.14)%		(34.14)%

2021	18		182.502		182.502	3,375	N/A		0.90%		0.90%		21.80%		21.80%

Janus Henderson Global Research Portfolio I-S

2025	25		59.339		147.678	1,486	0.58%		0.20%		0.60%		20.20%		20.68%

2024	26		50.892		122.863	1,270	0.78%		0.20%		0.60%		22.84%		23.33%

2023	26		41.264		100.017	1,066	0.93%		0.20%		0.60%		26.02%		26.53%

2022	29		31.700		79.364	921	0.98%		0.20%		0.60%		(19.89)%		(19.57)%

2021	30		39.492		99.070	1,172	0.53%		0.20%		0.60%		17.39%		17.85%

Janus Henderson Overseas Portfolio I-S

2025	27		30.218		117.945	809	1.44%		0.20%		0.60%		28.11%		28.62%

2024	27		24.317		92.069	642	1.45%		0.20%		0.60%		5.20%		5.62%

2023	27		23.022		87.516	606	1.49%		0.20%		0.60%		10.21%		10.65%

2022	29		20.223		79.406	583	1.64%		0.20%		0.60%		(9.15)%		(8.79)%

2021	30		22.215		87.402	672	1.17%		0.20%		0.60%		12.91%		13.36%

Janus Henderson Research Portfolio I-S

2025	24		96.353		179.483	2,326	N/A		0.20%		0.60%		17.68%		18.15%

2024	25		84.403		152.515	2,042	0.03%		0.20%		0.60%		34.50%		35.04%

2023	27		62.502		113.393	1,616	0.15%		0.20%		0.60%		42.32%		42.89%

2022	29		42.518		79.675	1,249	0.15%		0.20%		0.60%		(30.31)%		(30.03)%

2021	29		60.887		114.325	1,765	0.10%		0.20%		0.60%		19.62%		20.09%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

	$	$		$		$	$	$		$		$		$
	At December 31,						For the year ended December 31,
						Net	Investment
	Units	Unit Fair Value				Assets (1)	Income	Expense Ratio (3)				Total Returns (4)
	(000s)	Lowest		Highest		(000s)	Ratio (2)	Lowest		Highest		Lowest		Highest

Lincoln Financial Group

LVIP American Century Disciplined Core Value (c)

2025	2		$32.516		$52.627	$78	1.70%		0.20%		0.60%		14.17%		14.63%

2024	2		28.479		45.911	69	1.37%		0.20%		0.60%		12.41%		12.86%

2023	2		25.334		40.678	60	1.54%		0.20%		0.60%		8.01%		8.44%

2022	2		23.456		37.513	84	1.68%		0.20%		0.60%		(13.25)%		(12.91)%

2021	2		27.040		43.074	101	1.12%		0.20%		0.60%		22.91%		23.40%

LVIP American Century International (c)

2025	2		20.952		29.901	56	1.27%		0.20%		0.60%		15.29%		15.75%

2024	2		18.172		25.832	48	1.66%		0.20%		0.60%		1.99%		2.40%

2023	2		17.818		25.226	42	1.43%		0.20%		0.60%		11.90%		12.35%

2022	2		15.923		22.454	38	1.26%		0.20%		0.60%		(25.20)%		(24.90)%

2021	2		21.288		29.900	47	0.16%		0.20%		0.60%		8.10%		8.53%

LVIP American Century Ultra (c)

2025	2		86.310		119.305	175	N/A		0.20%		0.60%		12.17%		12.62%

2024	2		76.946		105.938	157	N/A		0.20%		0.60%		28.02%		28.54%

2023	2		60.102		82.418	146	N/A		0.20%		0.60%		42.66%		43.22%

2022	2		42.131		57.545	102	N/A		0.20%		0.60%		(32.78)%		(32.51)%

2021	2		62.674		85.264	167	N/A		0.20%		0.60%		22.43%		22.91%

LVIP American Century Value (c)

2025	8		42.718		51.391	388	1.59%		0.20%		0.60%		15.33%		15.79%

2024	8		37.040		44.383	367	2.89%		0.20%		0.60%		8.83%		9.26%

2023	9		34.036		40.621	375	2.35%		0.20%		0.60%		8.45%		8.88%

2022	10		31.384		37.308	350	2.04%		0.20%		0.60%		(0.06)%		0.34%

2021	11		31.402		37.181	372	1.82%		0.20%		0.60%		23.77%		24.26%

PIMCO Variable Insurance Trust

PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin

2025	3		25.540		25.540	72	3.45%		0.90%		0.90%		3.03%		3.03%

2024	3		24.790		24.790	74	3.59%		0.90%		0.90%		4.52%		4.52%

2023	3		23.719		23.719	72	2.55%		0.90%		0.90%		8.05%		8.05%

2022	3		21.952		21.952	68	1.47%		0.90%		0.90%		(10.95)%		(10.95)%

2021	3		24.653		24.653	79	1.58%		0.90%		0.90%		(2.83)%		(2.83)%

PIMCO PVIT Low Duration Portfolio - Admin

2025	2		17.949		17.949	34	3.89%		0.90%		0.90%		4.58%		4.58%

2024	2		17.163		17.163	35	4.03%		0.90%		0.90%		3.56%		3.56%

2023	2		16.573		16.573	33	3.14%		0.90%		0.90%		4.04%		4.04%

2022	3		15.930		15.930	47	1.65%		0.90%		0.90%		(6.58)%		(6.58)%

2021	3		17.052		17.052	54	0.55%		0.90%		0.90%		(1.81)%		(1.81)%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

Notes:

(1)	Net Assets equals Policy Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.
(2)

This ratio represents dividends, excluding distribution of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes the expense charges that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends in the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges for each period presented. The ratios include only those expenses that result in a direct reduction to unit values. Charges that require redemption of policy owner units and expenses of the underlying fund are excluded.

N/A is noted if the subaccount ceased as an investment option.
(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. N/A is noted if the subaccount ceased as an investment option.

(a) Effective December 31, 2025, name changed from BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio to BNY Mellon Variable Investment Fund Small Cap Portfolio.

(b) Effective May 1, 2025, name changed from DWS International Growth VIP to DWS International Opportunities VIP.

(c) Effective April 26, 2024, American Century Funds were acquired by LVIP American Century Funds managed by Lincoln Financial Group.

(d) On June 17, 2024, subaccount liquidated.

(e) Subaccount commenced operations on December 6, 2024.

(f) As of December 6, 2024, AST T Rowe Price Asset Allocation Portfolio merged into the AST Balanced Allocation Portfolio.

(g) As of December 13, 2024, AST Mid-Cap Growth Portfolio merged into the AST Large-Cap Growth Portfolio.

(h) On December 16, 2024, name changed from AST Small Cap Growth Portfolio to AST Small Cap Equity Portfolio.

(i) Subaccount closed during 2022.

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 23, 2026. All accounting and disclosure requirements related to subsequent events are included in the financial statements.